DOC ID - 9421765.39
                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Donald D. Jabro
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Address:   c/o Vinik Asset Management, L.P., 260 Franklin Street
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           Boston, MA  02110
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Form 13F File Number:  028-10811
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N.A.
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Title:
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Phone:
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Signature, Place, and Date of Signing:

  /s/ Donald D. Jabro             Boston, MA                2/14/13
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     [Signature]                   [City, State]             [Date]

Effective June 30, 2012 Donald D. Jabro ceased portfolio management activities in his individual capacity but continues to file a 13F-NT filing in accordance with General Instruction No. 1 to Form 13F.

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting For this Manager:


Form 13F File Number        Name

28-6160                     Vinik Asset Management, L.P.